Employee Stock Options (Schedule of Fair Value Calculation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employees
Dividend yield
Expected term		6 years
Volatility		65.00%
Forfeiture rate	10.00%	10.00%
Share-based Goods and Nonemployee Services Transaction [Abstract]
Dividend yield
Risk-free interest rate		1.63%
Expected term	5 years	5 years
Volatility		67.00%
Minimum [Member]
Employees
Risk-free interest rate	0.83%	1.20%
Expected term	5 years
Volatility	65.00%
Share-based Goods and Nonemployee Services Transaction [Abstract]
Risk-free interest rate	0.83%
Volatility	66.00%
Maximum [Member]
Employees
Risk-free interest rate	1.93%	2.49%
Expected term	6 years
Volatility	70.00%
Share-based Goods and Nonemployee Services Transaction [Abstract]
Risk-free interest rate	1.73%
Volatility	71.00%